SIIT LARGE CAP DIVERSIFIED ALPHA FUND | SIIT LARGE CAP DIVERSIFIED ALPHA FUND - CLASS A
SIIT LARGE CAP DIVERSIFIED ALPHA FUND

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund (the "Fund")

Supplement Dated October 21, 2013
to the Class A Shares Prospectus (the "Prospectus"), dated September 30, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Principal Investment Strategies Language

In the Fund's "Principal Investment Strategies" section, the last two paragraphs are hereby deleted and replaced with the following:

The Fund implements the investment recommendations of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each model in the total portfolio determined by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manger may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives directed by SIMC.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE